Allowance for Loan Losses (Details 11) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accretable yield, or income expected to be collected on purchased loans
Beginning balance	$ 18	$ 73
Accretion of income	(18)	(55)
Ending balance	$ 0	$ 18